Trade and Other Payables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	Group
	June 30 2025	December 31 2024
	US$	US$

Trade payables	97,221	97,220
Other payables	1,090,638	671,012
Account due to directors (i)	201,218	69,881
	1,389,077	838,113

(i)	The amount due to directors are non-trade in nature, unsecured, non-interest bearing and payable on demand.